Information on Business Segments (Property, Plant and Equipment by Country) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 273.6	[1]	$ 147.2	[1]
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	141.0		76.2
Brazil
Segment Reporting Information [Line Items]
Property, plant and equipment, net	62.1		0
United Kingdom
Segment Reporting Information [Line Items]
Property, plant and equipment, net	22.7		23.8
Australia
Segment Reporting Information [Line Items]
Property, plant and equipment, net	17.1		17.5
Other countries
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 30.7		$ 29.7

[1]	Net property, plant and equipment as of December 31, 2012 and 2011 contained $26.9 million and $24.9 million of computer software assets, which are classified within machinery and equipment and construction in progress. Amortization of software costs was $8.4 million, $9.5 million and $10.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.